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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment [   ];  Amendment Number: _________

     This Amendment (Check only one):     [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      J. Rothschild Capital Management Limited
Address:   27 St. James's Place
           London SW1A 1NR
           England

Form 13F File Number: 28-12644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ash Ramchurn
Title:     Interim Compliance Officer
Phone:     (44) 20 7514 1937

Signature, Place, and Date of Signing:

     /S/ Ash Ramchurn                  London, England      October 31, 2011
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      Ash Ramchurn

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager:     1

     Form 13F File Number          Name

     28-12645                      RIT Capital Partners plc